Document and Entity Information	0 Months Ended
Dec. 12, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 12, 2013
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Dec. 12, 2013
Document Effective Date	Dec. 12, 2013
Prospectus Date	Sep. 01, 2013
CitizensSelect Prime Money Market Fund | Class A
Risk/Return:
Trading Symbol	CZAXX
CitizensSelect Prime Money Market Fund | Class B
Risk/Return:
Trading Symbol	CZBXX
CitizensSelect Prime Money Market Fund | Class C
Risk/Return:
Trading Symbol	CZCXX
CitizensSelect Prime Money Market Fund | Class D
Risk/Return:
Trading Symbol	CZDXX
CitizensSelect Treasury Money Market Fund | Class A
Risk/Return:
Trading Symbol	CEAXX
CitizensSelect Treasury Money Market Fund | Class B
Risk/Return:
Trading Symbol	CEBXX
CitizensSelect Treasury Money Market Fund | Class C
Risk/Return:
Trading Symbol	CECXX
CitizensSelect Treasury Money Market Fund | Class D
Risk/Return:
Trading Symbol	CEDXX